Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of Advances from the Federal Home Loan Bank

At December 31, advances from the Federal Home Loan Bank were as follows:

	2019	2018
	(In thousands)
Maturities March 2019 through August 2025, primarily at fixed rates ranging from 4.64% to 6.65%, averaging 5.29%	$—	$106
Cash Management Advances maturities from January 2020 to March 2020 at floating rates averaging 1.73%	39,800	––
	$39,800	$106

Summary of Information Concerning Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2019	2018
	(Dollars in thousands)

Balance outstanding at year end	$6,915	$8,068
Average daily balance during the year	$9,272	$12,874
Average interest rate during the year	1.37%	1.06%
Maximum month-end balance during the year	$13,441	$16,161
Weighted-average interest rate at year end	1.40%	1.13%

Schedule of Repurchase Agreements

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)
	Overnight and			Greater than 90
December 31, 2019	Continuous	Up to 30 Days	30‑90 Days	Days	Total

Repurchase Agreements
U.S government agencies	$6,915	$––	$––	$––	$6,915
Total	$6,915	$—	$—	$—	$6,915

	(In thousands)
	Overnight and			Greater than 90
December 31, 2018	Continuous	Up to 30 Days	30‑90 Days	Days	Total

Repurchase Agreements
U.S government agencies	$8,068	$––	$––	$––	$8,068
Total	$8,068	$—	$—	$—	$8,068